Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 278,705	$ 87,176	$ 88,798